SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Net income			$ 12,388	$ 707
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations			1,355	3,170
Fair value changes			(5,151)	(1,423)
Depreciation and amortization			6,437	5,791
Deferred income taxes			1,210	81
Realized disposition gains in fair value changes or equity			2,861	1,554
Non-controlling interests in FFO			11,542	7,546
Total FFO	$ 7,558	$ 5,180	$ 7,558	$ 5,180